Other Equity Instruments - Summary of Coupon Details - Perpetual Cumulative Subordinated Bonds (Parenthetical) (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of other equity instruments [line items]
Principal amount	€ 136
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
Basis point	85.00%
Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Basis point description	If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year Dutch government securities plus a spread of 85 basis points.
Basis point	85.00%
Aegon N.V [member] | Top of range [member]
Disclosure of other equity instruments [line items]
Interest rate	6.625%
Borrowing maturity	18 years
Aegon N.V [member] | Bottom of range [member]
Disclosure of other equity instruments [line items]
Interest rate	1.00%
Borrowing maturity	3 years
EUR 203 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 203
Interest rate	7.125%
Borrowing maturity	2021
Orginal borrowing maturity	March 4, 2011
EUR 203 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.26%
Borrowing maturity	March 4, 2021
EUR 203 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	0.496%
Borrowing maturity	March 4, 2021
EUR 203 million [member] | Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 203
Interest rate	0.496%
Borrowing maturity	2021
Orginal borrowing maturity	March 4, 2021
EUR 203 million [member] | Aegon N.V [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	7.125%
Orginal borrowing maturity	March 4, 2011
EUR 203 million [member] | Aegon N.V [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.26%
Orginal borrowing maturity	March 4, 2021
EUR 114 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 114
Interest rate	8.00%
Borrowing maturity	2025
Orginal borrowing maturity	June 8, 2005
EUR 114 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.156%
Orginal borrowing maturity	June 8, 2015
EUR 114 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.506%
Orginal borrowing maturity	June 8, 2025
EUR 114 million [member] | Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 114
Interest rate	8.00%
Borrowing maturity	2025
Orginal borrowing maturity	June 8, 2005
EUR 114 million [member] | Aegon N.V [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	4.156%
Orginal borrowing maturity	June 8, 2015
EUR 114 million [member] | Aegon N.V [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.506%
Orginal borrowing maturity	June 8, 2025
EUR 136 million [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 136
Interest rate	7.25%
Borrowing maturity	2028
Orginal borrowing maturity	October 14, 2008
EUR 136 million [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	5.185%
Borrowing maturity	October 14, 2018
EUR 136 million [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.425%
Borrowing maturity	October 14, 2028
EUR 136 million [member] | Aegon N.V [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	7.25%
Borrowing maturity	2028
Orginal borrowing maturity	October 14, 2008
EUR 136 million [member] | Aegon N.V [member] | Top of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	5.185%
Orginal borrowing maturity	October 14, 2018
EUR 136 million [member] | Aegon N.V [member] | Bottom of range [member] | Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Interest rate	1.425%
Orginal borrowing maturity	October 14, 2028